SHORT-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term investments [Line Items]
Gains (losses)		$ 3,568	$ 175,182	$ 55,768
Impairment loss				2,098
Investees [Member]
Short-term investments [Line Items]
Stock dividend recognized as the realized gain of short-term investment		$ 3,568	$ 175,100	55,506
Equity securities [Member]
Short-term investments [Line Items]
Gains (losses)	[1]	3,568	175,100	55,506
Stock dividend recognized as the realized gain of short-term investment		$ 157	1,050
Corporate bonds [Member]
Short-term investments [Line Items]
Cost of securities purchased				39,782
Gains (losses)	[2]		$ 82	262
Impairment loss				$ 2,098

[1]	During the years ended December 31, 2013, 2014 and 2015, the Company purchased and sold several stocks and recorded $55,506, $175,100 and $3,568 of gain in the consolidated statements of operations. In addition, the Company received stock dividends of $1,050 and $157 in the years ended December 31, 2014 and 2015, respectively, and recognized these as realized gain of short-term investments.
[2]	During the year ended December 31, 2013, the Company purchased several corporate bonds at a cost of $39,782 and classified such corporate bonds as available-for-sale securities. A portion of corporate bonds was impaired because of the change of fair value and $2,098 was recognized as an impairment loss in accordance with the difference between the investment's cost and its fair value at December 31, 2013. During the year ended December 31, 2014, the Company sold all the Corporate bonds and recognized $82 as realized gain.